Expense Example	Oct. 22, 2025 USD ($)
Roundhill Inverse Dow 30 WeeklyPay™ ETF | Roundhill Inverse Dow 30 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Roundhill Inverse Russell 2000 WeeklyPay™ ETF | Roundhill Inverse Russell 2000 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Inverse Innovation-100 WeeklyPay™ ETF | Roundhill Inverse Innovation-100 WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Inverse S&P 500® WeeklyPay™ ETF | Roundhill Inverse S&P 500® WeeklyPay™ ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315